Equity Method Investees (Table)	12 Months Ended
Dec. 31, 2013
Equity Method Investees
Equity method investment statement of operation and financial position
	Year Ended December 31,
	2013	2012	2011
Revenues	$6,177.0	$6,043.4	$5,970.6
Gross margin	2,043.5	1,897.3	1,802.3
Net income	304.0	284.2	255.1
Equity in net income of affiliates	30.7	27.6	25.4

	December 31,
	2013	2012
Current assets	$1,194.2	$1,129.7
Noncurrent assets	8,377.8	8,139.1
Total assets	$9,572.0	$9,268.8

Current liabilities	$888.8	$866.2
Noncurrent liabilities	6,517.5	6,475.5
Equity	2,165.7	1,927.1
Total liabilities and equity	$9,572.0	$9,268.8